Parent-Only Financial Statements, Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 21,878	$ 18,897	$ 15,869
Other comprehensive income (loss), net of tax [Abstract]
Investment securities	(4,858)	3,053	(663)
Derivatives and hedging activities	(209)	(201)	(249)
Defined benefit plans adjustment	(1,128)	395	607
Wells Fargo other comprehensive income (loss), net of tax	(4,264)	2,443	(1,531)
Total comprehensive income	17,614	21,340	14,338
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	21,878	18,897	15,869
Other comprehensive income (loss), net of tax [Abstract]
Investment securities	(248)	61	(50)
Derivatives and hedging activities	39	31	(1)
Defined benefit plans adjustment	1,136	(379)	(650)
Equity in other comprehensive income (loss) of subsidiaries	(5,191)	2,730	(830)
Wells Fargo other comprehensive income (loss), net of tax	(4,264)	2,443	(1,531)
Total comprehensive income	$ 17,614	$ 21,340	$ 14,338